Long-Term Debt - Additional Information - Senior and Convertible Notes (Detail) - USD ($) $ in Thousands	Jan. 17, 2023	Jan. 26, 2018
Debt Instrument [Line Items]
Long-term Debt, Weighted Average Interest Rate, at Point in Time	5.00%
Teekay Parent | Convertible Debt
Debt Instrument [Line Items]
Debt instrument, principal amount		$ 125,000
Debt interest rate		5.00%
Debt Instrument, Repurchased Face Amount	$ 21,200